Stockholders' Equity (Deficit) (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares		3 Months Ended	12 Months Ended
	Mar. 25, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding, Shares		31,405,000	29,820,000	0	1,800,000
Outstanding, Weighted-average exercise price		$ 0.622	$ 0.625	$ 0	$ 0.00858
Granted, Shares	6,300,000	1,585,000	29,820,000	6,582,382
Granted, Weighted-average exercise price		$ 0.558	$ 0.625	$ 0.00858
Exercised, Shares		0	0	(8,382,382)
Exercised, Weighted-average exercise price		$ 0	$ 0	$ 0.0561